UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 3.4%
Adient PLC	286,779	$18,583,279
Aptiv PLC	227,446	21,580,077
Delphi Technologies PLC	75,815	4,187,262	*
Goodyear Tire & Rubber Co.	1,045,261	36,395,988

Total Auto Components		80,746,606

Distributors - 0.5%
Core-Mark Holding Co. Inc.	500,000	11,045,000

Diversified Consumer Services - 1.9%
Service Corporation International	1,117,451	44,664,516

Internet & Direct Marketing Retail - 1.0%
Expedia Inc.	192,000	24,577,920

Leisure Products - 1.7%
Hasbro Inc.	420,280	39,745,879

Media - 1.8%
Live Nation Entertainment Inc.	988,894	44,559,564	*

Specialty Retail - 4.1%
Foot Locker Inc.	716,948	35,237,994
Ross Stores Inc.	489,503	40,330,152
Signet Jewelers Ltd.	449,947	23,802,197

Total Specialty Retail		99,370,343

Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands Inc.	1,716,721	37,287,180

TOTAL CONSUMER DISCRETIONARY		381,997,008

CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 3.0%
Casey’s General Stores Inc.	302,602	36,648,128
U.S. Foods Holding Corp.	1,080,862	34,728,096	*

Total Food & Staples Retailing		71,376,224

Food Products - 2.2%
Blue Buffalo Pet Products Inc.	1,600,000	54,368,000	*

TOTAL CONSUMER STAPLES		125,744,224

ENERGY - 3.8%
Energy Equipment & Services - 1.5%
Core Laboratories NV	316,446	36,169,778

Oil, Gas & Consumable Fuels - 2.3%
Newfield Exploration Co.	793,093	25,109,324	*
Parsley Energy Inc., Class A Shares	1,236,118	29,172,385	*

Total Oil, Gas & Consumable Fuels		54,281,709

TOTAL ENERGY		90,451,487

FINANCIALS - 16.1%
Banks - 4.2%
First Republic Bank	400,000	35,820,000
Sterling Bancorp	1,010,000	24,997,500
Western Alliance Bancorp	681,348	39,967,874	*

Total Banks		100,785,374

Capital Markets - 4.0%
Affiliated Managers Group Inc.	222,501	44,417,874
Lazard Ltd., Class A Shares	878,138	51,432,543

Total Capital Markets		95,850,417

See Notes to Schedule of Investments.

1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Consumer Finance - 1.5%
Synchrony Financial	935,000	$37,100,800

Insurance - 4.5%
Arch Capital Group Ltd.	422,258	38,400,143	*
Hartford Financial Services Group Inc.	535,000	31,436,600
Progressive Corp.	721,893	39,054,411

Total Insurance		108,891,154

Mortgage Real Estate Investment (REITs) - 1.9%
Starwood Property Trust Inc.	2,180,000	44,450,200

TOTAL FINANCIALS		387,077,945

HEALTH CARE - 12.6%
Biotechnology - 4.7%
Alexion Pharmaceuticals Inc.	308,000	36,750,560	*
BioMarin Pharmaceutical Inc.	485,000	43,761,550	*
Vertex Pharmaceuticals Inc.	197,779	33,003,382	*

Total Biotechnology		113,515,492

Health Care Equipment & Supplies - 2.8%
Dentsply Sirona Inc.	605,000	36,790,050
Varian Medical Systems Inc.	237,335	30,260,212	*

Total Health Care Equipment & Supplies		67,050,262

Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	455,000	45,349,850
Premier Inc., Class A Shares	1,063,062	34,496,362	*

Total Health Care Providers & Services		79,846,212

Life Sciences Tools & Services - 1.8%
ICON PLC	220,523	24,151,679	*
Syneos Health Inc.	470,000	18,024,500	*

Total Life Sciences Tools & Services		42,176,179

TOTAL HEALTH CARE		302,588,145

INDUSTRIALS - 13.7%
Aerospace & Defense - 3.4%
Harris Corp.	270,000	43,032,600
Teledyne Technologies Inc.	208,000	39,711,360	*

Total Aerospace & Defense		82,743,960

Airlines - 1.5%
Alaska Air Group Inc.	534,003	35,100,017

Building Products - 1.0%
Masonite International Corp.	332,269	23,175,763	*

Electrical Equipment - 4.6%
Acuity Brands Inc.	173,057	26,726,923
AMETEK Inc.	592,000	45,169,600
Rockwell Automation Inc.	200,000	39,458,000

Total Electrical Equipment		111,354,523

Machinery - 1.7%
Ingersoll-Rand PLC	425,000	40,217,750

Trading Companies & Distributors - 1.5%
Air Lease Corp.	760,000	36,951,200

TOTAL INDUSTRIALS		329,543,213

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.2%
Palo Alto Networks Inc.	192,834	30,442,704	*

See Notes to Schedule of Investments.

2

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
Electronic Equipment, Instruments & Components - 4.6%
CDW Corp.		692,226	$51,771,583
IPG Photonics Corp.		235,000	59,208,250	*

Total Electronic Equipment, Instruments & Components			110,979,833

IT Services - 3.1%
Alliance Data Systems Corp.		122,000	31,312,520
Amdocs Ltd.		638,826	43,695,698

Total IT Services			75,008,218

Semiconductors & Semiconductor Equipment - 1.7%
Xilinx Inc.		555,759	40,581,522

Software - 5.0%
Aspen Technology Inc.		583,448	45,188,048	*
Autodesk Inc.		311,502	36,015,861	*
Check Point Software Technologies Ltd.		370,835	38,348,047	*

Total Software			119,551,956

Technology Hardware, Storage & Peripherals - 1.1%
Electronics for Imaging Inc.		890,005	26,023,746	*

TOTAL INFORMATION TECHNOLOGY			402,587,979

MATERIALS - 5.0%
Chemicals - 1.6%
Methanex Corp.		610,000	38,399,500

Containers & Packaging - 3.4%
Ardagh Group SA		1,414,119	28,282,380
Berry Global Group Inc.		716,948	42,436,152	*
Crown Holdings Inc.		215,000	12,480,750	*

Total Containers & Packaging			83,199,282

TOTAL MATERIALS			121,598,782

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Alexandria Real Estate Equities Inc.		387,647	50,277,816
Liberty Property Trust		632,892	26,208,058
Vornado Realty Trust		415,336	29,771,284

Total Equity Real Estate Investment Trusts (REITs)			106,257,158

Real Estate Management & Development - 1.5%
Jones Lang LaSalle Inc.		224,479	35,097,292

TOTAL REAL ESTATE			141,354,450

UTILITIES - 4.0%
Electric Utilities - 2.6%
Eversource Energy		658,604	41,551,326
Portland General Electric Co.		505,325	21,400,514

Total Electric Utilities			62,951,840

Multi-Utilities - 1.4%
Ameren Corp.		606,192	34,328,653

TOTAL UTILITIES			97,280,493

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,700,419,884)			2,380,223,726

	RATE
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $29,096,816)	1.228%	29,096,816	29,096,816

TOTAL INVESTMENTS - 100.1% (Cost - $1,729,516,700)			2,409,320,542
Liabilities in Excess of Other Assets - (0.1)%			(1,709,220)

TOTAL NET ASSETS - 100.0%			$2,407,611,322

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

4

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,380,223,726	—	—	$2,380,223,726

Short-Term Investments†	29,096,816	—	—	29,096,816

Total Investments	$2,409,320,542	—	—	$2,409,320,542

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018